SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 14-SEGMENT REPORTING

The Company’s reporting segments are as follows:

• Equipment-Focusing on the Company’s equipment sales including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include Wireless infrastructure technologies.

• Services-Providing services and support for the Company’s equipment products and also the new operational support segment.

The Company’s Chief Operating Decision Makers make financial decisions and resource allocations based on information they receive from its internal management system and currently evaluate the operating performance and allocates resources to the reporting segments based on segment revenue, gross profit and income (loss) before income taxes. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

Summarized below are the Company’s segment net sales, gross profit and income (loss) before income taxes for the years ended December 31, 2016, 2015 and 2014 based on the current reporting segment structure.

	Years ended December 31,
Net Sales by Segment	2016	% of net sales	2015	% of net sales	2014	% of net sales
	(in thousands, except percentages)
Equipment	$61,735	71%	$87,361	75%	$105,988	82%
Services	24,777	29%	29,742	25%	23,432	18%

Total Sales	$86,512	100%	$117,103	100%	$129,420	100%

	Years ended December 31,
Gross profit/(loss) by Segment	2016	Gross profit %	2015	Gross profit %	2014	Gross profit %
	(in thousands, except percentages)
Equipment	$20,263	33%	$21,470	25%	$21,000	20%
Services	8,093	33%	6,398	22%	1,128	5%

Total Gross profit	$28,356	33%	$27,868	24%	$22,128	17%

	Years ended December 31,
Segment Margin and Income ( loss )before income taxes	2016	2015	2014
	(in thousands)
Equipment	$12,010	$12,097	$6,583
Services	8,093	6,399	1,083
Total	20,103	18,496	7,666

General and Corporate	(19,183)	(49,816)	(36,312)

Income (loss) before income taxes	$920	$(31,320)	$(28,646)

General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration and common R&D expenses, equity income (loss) of associates and investment impairment etc.

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
	2016	% of net sales	2015	% of net sales	2014	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$4,021	5%	$9,490	8%	$15,465	12%
Japan	45,561	52%	57,483	49%	58,999	46%
India	33,021	38%	34,836	30%	37,424	29%
Taiwan	3,217	4%	7,904	7%	6,706	5%
Other	692	1%	7,390	6%	10,826	8%

Total	$86,512	100%	$117,103	100%	$129,420	100%

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2016	2015
	(in thousands)
China	$1,357	$1,100
Other	253	410

Total long-lived assets	$1,610	$1,510